SHAREHOLDERS' EQUITY (Narrative) (Details) - Jun. 30, 2015 - 2003 Option Plan [Member] - shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	4,785,567
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term	5 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration term	5 years
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	1 year
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	1 year